UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (127,955)	$ 1,010,040
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,963,928)
Change in fair value of warrant liability	261,227	(2,078,067)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	81,376	108,125
Accounts receivable		14,240
Accounts payable and accrued offering costs	1,105,539	567,745
Deferred credit liability	(3,750,000)
Net cash used in operating activities	3,106,259	(377,917)
Cash Flows from Investing Activities
Investment of cash into Trust Account		(23,262)
Cash withdrawn from Trust Account in connection with redemption	263,123,592
Net cash used in investing activities	263,123,592	(23,262)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		400,000
Repayment of promissory note - related party	(2,400,000)
Redemption of Class A ordinary shares	(263,123,592)
Net cash provided by financing activities	(265,523,592)	400,000
Net Change in Cash	706,259	(1,179)
Cash - Beginning of period	285,307	37,645
Cash - End of period	991,566	$ 36,467
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Accretion of carrying value to redemption value	$ 16,999,995